Note 18 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Net sales	$ 18,249,535	$ 17,367,068	$ 18,957,175	$ 16,750,668	$ 20,273,277	$ 23,116,584	$ 26,887,689	$ 17,551,040	$ 71,324,446	$ 87,828,590	$ 64,092,848
Gross profit	4,941,600	4,491,454	5,309,134	3,562,559	6,661,563	7,026,542	8,956,275	5,228,820	18,304,747	27,873,200	20,797,927
Selling, general and administrative expenses	5,465,463	5,418,438	5,776,814	6,773,645	6,802,240	6,370,244	7,400,779	5,557,693	23,434,360	26,130,956	21,968,757
Loss before income taxes	(653,065)	(1,072,435)	(612,185)	(3,337,441)	(360,661)	455,813	1,406,570	(449,620)	$ (5,675,126)	$ 1,052,102	$ (1,744,209)
Net loss	$ (656,582)	$ (1,085,294)	$ (617,425)	$ (3,310,020)	$ (350,330)	$ 438,353	$ 1,390,865	$ (410,135)
Basic and diluted net loss per share (in dollars per share)	$ (0.09)	$ (0.15)	$ (0.08)	$ (0.44)	$ (0.05)	$ 0.06	$ 0.18	$ (0.06)	$ (0.77)	$ 0.14	$ (0.27)